Share premium account	12 Months Ended
Oct. 31, 2019
Share premium account [Abstract]
Share premium account
30 Share premium account

		October 31, 2019	October 31, 2018	April 30, 2017
	Note	$m	$m	$m
At November 1/ May 1		41.0	192.1	190.3
Issue and redemption of B shares	29	-	(156.7)	-
Movement in relation to share options exercised	33	3.0	5.6	1.8
At October 31		44.0	41.0	192.1